PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2018
PROPERTY, EQUIPMENT AND SOFTWARE, NET
PROPERTY, EQUIPMENT AND SOFTWARE, NET

11. PROPERTY, EQUIPMENT AND SOFTWARE, NET

Property, equipment and software, net, consist of the following:

	As of
	December 31,	December 31,
	2017	2018
	RMB	RMB
Cost
Computer equipment	125,962	194,513
Leasehold improvement	106,947	147,704
Software	19,198	23,500
Furniture	13,638	19,611
Vehicle and motor	7,754	12,220
Construction in progress	18,082	13,629
Total property, equipment and software	291,581	411,177

Less: accumulated depreciation and amortization
Computer equipment	(56,528)	(90,134)
Leasehold improvement	(64,203)	(100,269)
Software	(4,418)	(6,523)
Furniture	(5,706)	(8,037)
Vehicle and motor	(4,101)	(6,943)
Total accumulated depreciation and amortization	(134,956)	(211,906)

Net book value	156,625	199,271

The total amounts charged to the Consolidated Statements of Comprehensive Loss for depreciation and amortization expenses amounted to approximately RMB49.3 million, RMB68.2 million and RMB88.8 million for the year ended December 31, 2016, 2017 and 2018, respectively.